LEASE OBLIGATIONS (Details) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating lease agreements
Rent expense	$ 17,257	$ 816,790	$ 541,146
Minimum Rent base		3,400
Maximum Rent base		6,500
Monthly base rent payments		32,921
Security deposit	$ 19,500
Stateside
Operating lease agreements
Minimum Rent base		3,100
Maximum Rent base		$ 9,000